Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock,authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Preferred stock,outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock,authorized	100,000,000	100,000,000
Common stock,issued	12,410,000	20,000,000
Common stock,outstanding	12,410,000	20,000,000